October 4, 2013
BY ELECTRONIC SUBMISSION
Mr. Chris Windsor
Special Counsel
United States Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE
Washington, DC 20549

Re:    Sterling Financial Corporation (“Sterling”)

Dear Mr. Windsor:
On behalf of Sterling, and in response to our conversation on September 30, 2013, Sterling is re-submitting its comment letter response originally filed via EDGAR on August 13, 2013, without the Confidential Treatment Request header.
Kindly direct any comments or questions to me at (509) 838-7239, or in my absence, Patrick J. Rusnak at (509) 227-0961.
Sincerely,
STERLING FINANCIAL CORPORATION
By:         /s/ Andrew J. Schultheis
Andrew J. Schultheis
Executive Vice President and
General Counsel